Recurring Fair Value Measurements - Level 3 fair value measurements inputs (Details) - Kingswood Acquisition Corp	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock price | Private Placement Warrants
Recurring Fair Value Measurements
Derivative Liability, Measurement Input	12.4	10.02
Exercise price | Private Placement Warrants
Recurring Fair Value Measurements
Derivative Liability, Measurement Input	11.5	11.5
Amount due at maturity | Convertible Promissory Note
Recurring Fair Value Measurements
Derivative Liability, Measurement Input	1,750,000	1,500,000
Term (in years) | Private Placement Warrants
Recurring Fair Value Measurements
Derivative Liability, Measurement Input, Term	5 years	5 years
Term (in years) | Convertible Promissory Note
Recurring Fair Value Measurements
Derivative Liability, Measurement Input, Term	1 month 24 days	4 months 20 days
Probability of a successful business combination | Private Placement Warrants
Recurring Fair Value Measurements
Derivative Liability, Measurement Input	95	92.5
Probability of a successful business combination | Convertible Promissory Note
Recurring Fair Value Measurements
Derivative Liability, Measurement Input	95	92.5
Present value factor | Convertible Promissory Note
Recurring Fair Value Measurements
Derivative Liability, Measurement Input	0.9898	0.9742
Risk-free rate | Private Placement Warrants
Recurring Fair Value Measurements
Derivative Liability, Measurement Input	3.84	3.99
Risk-free rate | Convertible Promissory Note
Recurring Fair Value Measurements
Derivative Liability, Measurement Input	7.05	4.62
Volatility | Private Placement Warrants
Recurring Fair Value Measurements
Derivative Liability, Measurement Input	11.2	1.8
Volatility | Convertible Promissory Note
Recurring Fair Value Measurements
Derivative Liability, Measurement Input		1.8